Note 10 - Stock-based Compensation - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation expense	$ 823	$ 1,088
General and Administrative Expense [Member]
Share-based compensation expense	643	889
Research and Development Expense [Member]
Share-based compensation expense	$ 180	$ 199